Quarterly Report
March 31, 2022
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.9%
Broadcasting – 0.4%
Netflix, Inc. (a)	1,273	$476,853
Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	13,896	$1,171,572
CME Group, Inc.	4,294	1,021,371
Morningstar, Inc.	1,997	545,520
Tradeweb Markets, Inc.	7,288	640,397
		$3,378,860
Business Services – 14.6%
Accenture PLC, “A”	3,614	$1,218,749
Clarivate PLC (a)	44,590	747,328
Endava PLC, ADR (a)	8,920	1,186,628
Equifax, Inc.	2,773	657,478
Fidelity National Information Services, Inc.	20,205	2,028,986
FleetCor Technologies, Inc. (a)	5,971	1,487,137
Global Payments, Inc.	25,856	3,538,136
MSCI, Inc.	1,002	503,886
Paya, Inc. (a)	90,939	532,903
PayPal Holdings, Inc. (a)	14,571	1,685,136
TaskUs, Inc., “A” (a)	15,268	587,207
Thoughtworks Holding, Inc. (a)	39,884	829,986
Verisk Analytics, Inc., “A”	4,705	1,009,834
WEX, Inc. (a)	9,241	1,649,057
		$17,662,451
Cable TV – 0.3%
Charter Communications, Inc., “A” (a)	659	$359,498
Computer Software – 23.0%
Adobe Systems, Inc. (a)	8,671	$3,950,681
Asana, Inc. (a)	1,344	53,720
Atlassian Corp. PLC, “A” (a)	2,701	793,635
Avalara, Inc. (a)	2,750	273,652
Black Knight, Inc. (a)	13,246	768,136
Dun & Bradstreet Holdings, Inc. (a)	39,661	694,861
Freshworks, Inc, “A” (a)	6,014	107,771
Intuit, Inc.	5,024	2,415,740
Microsoft Corp. (s)	47,006	14,492,420
Paycor HCM, Inc. (a)	19,822	577,018
Qualtrics International, “A” (a)	7,691	219,578
RAKUS Co. Ltd.	2,500	33,454
RingCentral, Inc. (a)	4,835	566,710
salesforce.com, inc. (a)	12,003	2,548,477
Topicus.com, Inc. (a)	6,346	473,355
		$27,969,208
Computer Software - Systems – 6.9%
Apple, Inc. (s)	8,215	$1,434,421
Constellation Software, Inc.	783	1,338,456
Descartes Systems Group, Inc. (a)	11,469	839,705
HubSpot, Inc. (a)	1,561	741,382
Nuvei Corp. (a)	5,507	415,173
Q2 Holdings, Inc. (a)	6,962	429,207
ServiceNow, Inc. (a)	3,861	2,150,152
TransUnion	6,722	694,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	3,433	$358,611
		$8,401,759
Consumer Services – 3.2%
Booking Holdings, Inc. (a)	1,595	$3,745,778
Uber Technologies, Inc. (a)	4,942	176,330
		$3,922,108
Electronics – 10.7%
Advanced Micro Devices (a)(s)	24,724	$2,703,323
KLA Corp.	4,132	1,512,560
Lam Research Corp.	3,257	1,750,996
Marvell Technology, Inc.	22,215	1,593,037
Micron Technology, Inc.	13,820	1,076,440
NVIDIA Corp.	16,159	4,409,145
		$13,045,501
Insurance – 1.1%
Arthur J. Gallagher & Co.	7,687	$1,342,150
Internet – 11.9%
Alphabet, Inc., “A” (a)(s)	4,244	$11,804,049
Mercadolibre, Inc. (a)	184	218,864
Meta Platforms, Inc., “A” (a)	5,374	1,194,963
Pinterest, Inc. (a)	5,859	144,190
Tencent Holdings Ltd.	22,300	1,052,011
		$14,414,077
Leisure & Toys – 1.4%
Activision Blizzard, Inc.	11,315	$906,443
Take-Two Interactive Software, Inc. (a)	5,055	777,156
		$1,683,599
Medical & Health Technology & Services – 0.2%
Guardant Health, Inc. (a)	3,748	$248,268
Medical Equipment – 0.6%
Bio-Techne Corp.	596	$258,092
Maravai Lifesciences Holdings, Inc., “A” (a)	12,883	454,383
		$712,475
Other Banks & Diversified Financials – 6.8%
Mastercard, Inc., “A”	15,283	$5,461,838
S&P Global, Inc.	1,767	724,788
Visa, Inc., “A”	9,428	2,090,848
		$8,277,474
Specialty Stores – 10.0%
Amazon.com, Inc. (a)(s)	3,719	$12,123,754
JD.com, Inc., “A” (a)	1,190	34,853
		$12,158,607
Total Common Stocks		$114,052,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 0.21% (v)	6,652,575	$6,652,575

Other Assets, Less Liabilities – 0.6%		704,702
Net Assets – 100.0%		$121,410,165
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,652,575 and $114,052,888, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2022, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At March 31, 2022, the fund had cash collateral of $4,579 and other liquid securities with an aggregate value of $576,806 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$106,986,107	$—	$—	$106,986,107
Canada	3,066,689	—	—	3,066,689
United Kingdom	1,933,956	—	—	1,933,956
China	—	1,086,864	—	1,086,864
Philippines	587,207	—	—	587,207
Israel	358,611	—	—	358,611
Japan	—	33,454	—	33,454
Mutual Funds	6,652,575	—	—	6,652,575
Total	$119,585,145	$1,120,318	$—	$120,705,463
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,118,400	$12,091,253	$8,557,078	$—	$—	$6,652,575
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,029	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.